USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS - 2.6%
250,958	First American Government Obligations Fund, Class X, 0.03% (Cost $250,958)(a)	$ 250,958

	TOTAL INVESTMENTS - 2.6% (Cost $250,958)	$ 250,958
	OTHER ASSETS IN EXCESS OF LIABILITIES- 97.4%	9,562,587
	NET ASSETS - 100.0%	$ 9,813,545

(a)	Rate disclosed is the seven day effective yield as of December 31, 2021.